Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 408	£ 422
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	29	32
Risk-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	321	327
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	29	32
– bid-offer | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	151	155
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	2	0
– uncertainty | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	55	42
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	2
– credit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	53	61
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	21	27
– debt valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(9)	(20)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	71	89
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	29	41
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	29	41
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	58	54
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 0	£ 0